Fair value of financial instruments - Disclosure of changes in fair value of financial assets and liabilities calculated using internal models (Details) - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in financial instruments, Assets
Assets at beginning of period	€ 10,351	€ 8,290	€ 7,667
Purchases /Issuances	4,214	9,176	6,410
Sales/Settlements	(3,798)	(8,716)	(7,083)
Changes in fair value recognized in profit or loss	280	(49)	(65)
Changes in fair value recognized in equity	(204)	(172)	(228)
Transfers into Level 3 of fair value hierarchy, assets	1,409	380	66
Other	160	4	24
Assets at end of period	8,290	7,667	8,543
Changes in financial instruments, Liabilities
Liabilities at beginning of period	925	629	905
Purchases, fair value measurement, liabilities	308	328	228
Sales/Settlements	(318)	(100)	(42)
Changes in fair value recognized in profit or loss	(124)	41	(138)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	(40)
Transfers out of Level 3 of fair value hierarchy, liabilities		(2)	(310)
Transfers into Level 3 of fair value hierarchy, liabilities	471
Other	5	29	(14)
Liabilities at end of period	1,227	925	629
Financial liabilities held for trading
Changes in financial instruments, Liabilities
Liabilities at beginning of period	415	160	295
Purchases, fair value measurement, liabilities	276	328	85
Sales/Settlements	(167)	(97)	(42)
Changes in fair value recognized in profit or loss	(118)	35	(138)
Transfers out of Level 3 of fair value hierarchy, liabilities		(2)	(21)
Transfers into Level 3 of fair value hierarchy, liabilities	476
Other	(13)	(9)	(19)
Liabilities at end of period	869	415	160
Financial liabilities held for trading | Derivatives
Changes in financial instruments, Liabilities
Liabilities at beginning of period	415	160	295
Purchases, fair value measurement, liabilities	276	328	85
Sales/Settlements	(167)	(97)	(42)
Changes in fair value recognized in profit or loss	(118)	35	(138)
Transfers out of Level 3 of fair value hierarchy, liabilities		(2)	(21)
Transfers into Level 3 of fair value hierarchy, liabilities	476
Other	(13)	(9)	(19)
Liabilities at end of period	869	415	160
Financial liabilities held for trading | Swaps
Changes in financial instruments, Liabilities
Liabilities at beginning of period	235	44	81
Purchases, fair value measurement, liabilities	53	32	4
Sales/Settlements	(83)	(16)	(10)
Changes in fair value recognized in profit or loss	(58)	189	(36)
Transfers into Level 3 of fair value hierarchy, liabilities	257	9	3
Other	(16)	(23)	2
Liabilities at end of period	388	235	44
Financial liabilities held for trading | Exchange rate options
Changes in financial instruments, Liabilities
Liabilities at beginning of period	0	7	1
Purchases, fair value measurement, liabilities	6	6	2
Sales/Settlements	0	(14)	0
Changes in fair value recognized in profit or loss	2	1	4
Transfers out of Level 3 of fair value hierarchy, liabilities		0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0
Other	0	0	0
Liabilities at end of period	8	0	7
Financial liabilities held for trading | Interest rate options
Changes in financial instruments, Liabilities
Liabilities at beginning of period	19	26	49
Purchases, fair value measurement, liabilities	4	56	26
Sales/Settlements	(5)	(44)	(19)
Changes in fair value recognized in profit or loss	(16)	(19)	(8)
Transfers out of Level 3 of fair value hierarchy, liabilities		0	0
Transfers into Level 3 of fair value hierarchy, liabilities	137
Other	0	0	(22)
Liabilities at end of period	139	19	26
Financial liabilities held for trading | Index and securities options
Changes in financial instruments, Liabilities
Liabilities at beginning of period	42	67	97
Purchases, fair value measurement, liabilities	88	23	23
Sales/Settlements	(13)	(19)	(5)
Changes in fair value recognized in profit or loss	(15)	(32)	(27)
Transfers out of Level 3 of fair value hierarchy, liabilities		(11)	(22)
Transfers into Level 3 of fair value hierarchy, liabilities	82
Other	3	14	1
Liabilities at end of period	187	42	67
Financial liabilities held for trading | Other Derivatives
Changes in financial instruments, Liabilities
Liabilities at beginning of period	119	16	65
Purchases, fair value measurement, liabilities	125	211	30
Sales/Settlements	(66)	(4)	(6)
Changes in fair value recognized in profit or loss	(31)	(104)	(71)
Transfers out of Level 3 of fair value hierarchy, liabilities		0	(2)
Transfers into Level 3 of fair value hierarchy, liabilities	0
Other	0	0	0
Liabilities at end of period	147	119	16
Financial liabilities held for trading | Securities and interest rate futures
Changes in financial instruments, Liabilities
Liabilities at beginning of period		0	2
Purchases, fair value measurement, liabilities			0
Sales/Settlements			(2)
Changes in fair value recognized in profit or loss			0
Transfers out of Level 3 of fair value hierarchy, liabilities			0
Other			0
Liabilities at end of period			0
Hedging derivatives (Liabilities)
Changes in financial instruments, Liabilities
Liabilities at beginning of period	14	0
Purchases, fair value measurement, liabilities	0	0
Sales/Settlements	0	0
Changes in fair value recognized in profit or loss	(3)	14
Transfers out of Level 3 of fair value hierarchy, liabilities	(5)	0
Other	0	0
Liabilities at end of period	6	14	0
Hedging derivatives (Liabilities) | Swaps
Changes in financial instruments, Liabilities
Liabilities at beginning of period	14	0
Purchases, fair value measurement, liabilities	0	0
Sales/Settlements	0	0
Changes in fair value recognized in profit or loss	(3)	14
Transfers out of Level 3 of fair value hierarchy, liabilities	(5)	0
Other	0	0
Liabilities at end of period	6	14	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Changes in financial instruments, Liabilities
Liabilities at beginning of period	151	151	301
Purchases, fair value measurement, liabilities	32	0	143
Sales/Settlements	(151)	(3)	0
Changes in fair value recognized in profit or loss	(3)	3	(6)
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	(289)
Other	0	0	2
Liabilities at end of period	29	151	151
Liabilities under insurance contracts
Changes in financial instruments, Liabilities
Liabilities at beginning of period	345	318	309
Purchases, fair value measurement, liabilities	0	0	0
Sales/Settlements	0	0	0
Changes in fair value recognized in profit or loss	0	(11)	6
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	(40)
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	0
Other	18	38	3
Liabilities at end of period	323	345	318
Financial assets held for trading
Changes in financial instruments, Assets
Assets at beginning of period	2,086	383	537
Purchases /Issuances	496	91	136
Sales/Settlements	(149)	(99)	(124)
Changes in fair value recognized in profit or loss	194	(116)	(181)
Transfers out of Level 3 of fair value hierarchy, assets		(15)	(15)
Transfers into Level 3 of fair value hierarchy, assets	1,162
Other	0	(15)	(19)
Assets at end of period	383	537	740
Financial assets held for trading | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	914	42	22
Purchases /Issuances	126	2	20
Sales/Settlements	(63)	(2)	(2)
Changes in fair value recognized in profit or loss	30	15	(2)
Transfers out of Level 3 of fair value hierarchy, assets			0
Transfers into Level 3 of fair value hierarchy, assets	773	2
Other	6	3	(1)
Assets at end of period	42	22	7
Financial assets held for trading | Equity instruments
Changes in financial instruments, Assets
Assets at beginning of period	1	1	2
Purchases /Issuances	0	0	0
Sales/Settlements	0	0	(1)
Changes in fair value recognized in profit or loss	0	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	(1)	0
Other	0	0	0
Assets at end of period	1	2	3
Financial assets held for trading | Derivatives
Changes in financial instruments, Assets
Assets at beginning of period	1,147	340	513
Purchases /Issuances	347	89	116
Sales/Settlements	(86)	(97)	(121)
Changes in fair value recognized in profit or loss	163	(131)	(179)
Transfers out of Level 3 of fair value hierarchy, assets		(16)	(15)
Transfers into Level 3 of fair value hierarchy, assets	389
Other	(6)	(18)	(18)
Assets at end of period	340	513	730
Financial assets held for trading | Swaps
Changes in financial instruments, Assets
Assets at beginning of period	577	139	224
Purchases /Issuances	90	1	5
Sales/Settlements	(4)	(47)	(33)
Changes in fair value recognized in profit or loss	179	(20)	(35)
Transfers into Level 3 of fair value hierarchy, assets	191	4	33
Other	(18)	(23)	(18)
Assets at end of period	139	224	272
Financial assets held for trading | Exchange rate options
Changes in financial instruments, Assets
Assets at beginning of period	9	4	12
Purchases /Issuances	1	0	14
Sales/Settlements	0	(9)	(27)
Changes in fair value recognized in profit or loss	4	2	3
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Other	0	(1)	0
Assets at end of period	4	12	22
Financial assets held for trading | Interest rate options
Changes in financial instruments, Assets
Assets at beginning of period	153	39	182
Purchases /Issuances	0	0	7
Sales/Settlements	0	0	(39)
Changes in fair value recognized in profit or loss	2	(142)	(27)
Transfers out of Level 3 of fair value hierarchy, assets		(1)	0
Transfers into Level 3 of fair value hierarchy, assets	112
Other	0	0	0
Assets at end of period	39	182	241
Financial assets held for trading | Index and securities options
Changes in financial instruments, Assets
Assets at beginning of period	235	48	41
Purchases /Issuances	132	27	18
Sales/Settlements	(4)	(28)	(12)
Changes in fair value recognized in profit or loss	(20)	29	(51)
Transfers out of Level 3 of fair value hierarchy, assets		(26)	(8)
Transfers into Level 3 of fair value hierarchy, assets	76
Other	3	5	0
Assets at end of period	48	41	94
Financial assets held for trading | Other Derivatives
Changes in financial instruments, Assets
Assets at beginning of period	173	110	54
Purchases /Issuances	124	61	72
Sales/Settlements	(78)	(13)	(10)
Changes in fair value recognized in profit or loss	(2)	0	(69)
Transfers out of Level 3 of fair value hierarchy, assets			(40)
Transfers into Level 3 of fair value hierarchy, assets	10	7
Other	9	1	0
Assets at end of period	110	54	101
Financial assets held for trading | Customers
Changes in financial instruments, Assets
Assets at beginning of period	24	0
Purchases /Issuances	23
Sales/Settlements	0
Changes in fair value recognized in profit or loss	1
Transfers into Level 3 of fair value hierarchy, assets	0
Other	0
Assets at end of period	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Changes in financial instruments, Assets
Assets at beginning of period	181	427	418
Purchases /Issuances	51	0	59
Sales/Settlements	0	(9)	(120)
Changes in fair value recognized in profit or loss	(21)	(31)	(11)
Transfers out of Level 3 of fair value hierarchy, assets		0	(163)
Transfers into Level 3 of fair value hierarchy, assets	(22)
Other	(298)	49	4
Assets at end of period	427	418	649
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	150	422	400
Purchases /Issuances	51	0	59
Sales/Settlements	0	0	(118)
Changes in fair value recognized in profit or loss	(25)	(26)	(11)
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Other	(298)	48	3
Assets at end of period	422	400	467
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers
Changes in financial instruments, Assets
Assets at beginning of period	31	5	18
Purchases /Issuances	0	0	0
Sales/Settlements	0	(9)	(2)
Changes in fair value recognized in profit or loss	4	(5)	0
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets	(22)
Other	0	1	1
Assets at end of period	5	18	19
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions
Changes in financial instruments, Assets
Assets at beginning of period			0
Purchases /Issuances			0
Sales/Settlements			0
Changes in fair value recognized in profit or loss			0
Transfers out of Level 3 of fair value hierarchy, assets			(163)
Other			0
Assets at end of period		0	163
Non-trading financial assets mandatorily at fair value through profit or loss
Changes in financial instruments, Assets
Assets at beginning of period	2,095	1,833	1,865
Purchases /Issuances	345	521	534
Sales/Settlements	(238)	(579)	(251)
Changes in fair value recognized in profit or loss	107	98	127
Transfers out of Level 3 of fair value hierarchy, assets	(6)	22
Transfers into Level 3 of fair value hierarchy, assets			485
Other	54	(50)	36
Assets at end of period	1,833	1,865	934
Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	313	325	366
Purchases /Issuances	38	51	206
Sales/Settlements	(48)	(33)	(28)
Changes in fair value recognized in profit or loss	(5)	(31)	28
Transfers out of Level 3 of fair value hierarchy, assets	0	(27)
Transfers into Level 3 of fair value hierarchy, assets			17
Other	3	(1)	9
Assets at end of period	325	366	134
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments
Changes in financial instruments, Assets
Assets at beginning of period	1,495	1,269	1,231
Purchases /Issuances	208	194	206
Sales/Settlements	(117)	(266)	(74)
Changes in fair value recognized in profit or loss	99	154	99
Transfers out of Level 3 of fair value hierarchy, assets	(6)
Transfers into Level 3 of fair value hierarchy, assets		5	471
Other	42	(49)	24
Assets at end of period	1,269	1,231	505
Non-trading financial assets mandatorily at fair value through profit or loss | Customers
Changes in financial instruments, Assets
Assets at beginning of period	287	239	268
Purchases /Issuances	99	276	122
Sales/Settlements	(73)	(280)	(149)
Changes in fair value recognized in profit or loss	13	(25)	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0	(3)
Other	9	0	3
Assets at end of period	239	268	295
Financial assets at fair value through other comprehensive income
Changes in financial instruments, Assets
Assets at beginning of period	5,989	5,647	4,847
Purchases /Issuances	3,322	8,564	5,681
Sales/Settlements	(3,411)	(8,029)	(6,588)
Changes in fair value recognized in profit or loss	0	0	0
Changes in fair value recognized in equity	(204)	(172)	(228)
Transfers out of Level 3 of fair value hierarchy, assets			(241)
Transfers into Level 3 of fair value hierarchy, assets	231	417
Other	404	20	3
Assets at end of period	5,647	4,847	6,220
Financial assets at fair value through other comprehensive income | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	559	229	146
Purchases /Issuances	0	91	75
Sales/Settlements	0	(23)	(25)
Changes in fair value recognized in profit or loss	0	0	0
Changes in fair value recognized in equity	5	0	(43)
Transfers out of Level 3 of fair value hierarchy, assets		0	(68)
Transfers into Level 3 of fair value hierarchy, assets	71
Other	254	15	1
Assets at end of period	229	146	206
Financial assets at fair value through other comprehensive income | Equity instruments
Changes in financial instruments, Assets
Assets at beginning of period	492	700	821
Purchases /Issuances	0	2	9
Sales/Settlements	(3)	(18)	(265)
Changes in fair value recognized in profit or loss	0	0	0
Changes in fair value recognized in equity	(245)	(173)	(148)
Transfers out of Level 3 of fair value hierarchy, assets			0
Transfers into Level 3 of fair value hierarchy, assets	0	68
Other	40	0	2
Assets at end of period	700	821	1,223
Financial assets at fair value through other comprehensive income | Loans and advances
Changes in financial instruments, Assets
Assets at beginning of period	4,938	4,718	3,880
Purchases /Issuances	3,322	8,471	5,597
Sales/Settlements	(3,408)	(7,988)	(6,298)
Changes in fair value recognized in profit or loss	0	0	0
Changes in fair value recognized in equity	36	1	(37)
Transfers out of Level 3 of fair value hierarchy, assets			(173)
Transfers into Level 3 of fair value hierarchy, assets	160	349
Other	110	5	0
Assets at end of period	€ 4,718	€ 3,880	€ 4,791